Income Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor [Member]
Domestic		$ (20,722)
Foreign		65,133
Income before income tax		$ 44,411
Predecessor [Member] | NPS Holdings Limited [Member]
Domestic
Foreign	9,078		32,939	10,998
Income before income tax	$ 9,078		$ 32,939	$ 10,998